Concentrations Disclosure	12 Months Ended
Dec. 31, 2017
Notes
Concentrations Disclosure

9. Concentrations

During the year ended December 31, 2017, the Company’s generated 100% of its revenues from seven customers (2016 - 100% with four customers). As at December 31, 2017, the Company had 100% of its accounts receivable with three of these customers (2016 - 100% with three customers).